Inventory (Tables)	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Summary of Inventory
The Company’s inventory consisted of the following at December 31, 2021 (Successor) and 2020 (Predecessor):

	December 31, 2021 (Successor)	December 31, 2020 (Predecessor)
Finished goods	$3,506	$1,819
Raw materials	4,967	2,277
Work in process	5,368	2,359
Tooling	605	338

	14,446	6,793
Allowance for obsolescence	(1,281)	(468)

Total	$13,165	$6,325